NOTE 8 - LOANS PAYABLE - Future Minimum Payments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Remainder of Fiscal Year	$ 6,434
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	12,867	$ 13,638
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	11,816	12,502
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four
Loans Payable	27,459	35,918
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,658	3,860
Loans Payable, Current	12,061	13,400	$ 13,496
Loans Payable, Noncurrent	15,398	22,518	$ 33,360
Long-Term Debt and Capital Lease Obligations, Repayments of Principal in Next 12 Months		13,638
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Years Four and Five
Future Payments Total [Member]
Short-Term Debt [Line Items]
Loans Payable	$ 31,117	$ 39,778